Fixed Assets - Property, plant and equipment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Fixed Assets
Beginning balance	€ 197,941
Ending balance	219,539
Technical equipment and machines
Fixed Assets
Additions	5,940	€ 3,034
Assets under construction
Fixed Assets
Additions	22,421	€ 39,386
Company-owned GMP IV facility
Fixed Assets
Additions	€ 20,666